Employee benefits - Plan assets and reimbursement rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ (115,287)
Interest income on plan assets	1,005	$ 629
Administration expenses paid from the plan	1,408	1,247
Defined benefit liability (asset), ending balance	(77,010)	(115,287)
Plan assets	1,036,294	1,024,424
Reimbursement rights	21,250	24,033
Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,048,457	971,874
Interest income on plan assets	16,523	18,426
Business acquisitions (Note 26c)		664
Employer contributions	15,243	24,156
Return on assets excluding interest income	34,479	15,626
Plan participants contributions	485	91
Benefits paid from the plan	(34,510)	(32,864)
Benefits paid directly by employer	(7,688)	(5,072)
Administration expenses paid from the plan	(1,408)	(1,247)
Foreign currency translation adjustment	(14,037)	56,803
Defined benefit liability (asset), ending balance	1,057,544	1,048,457
Plan assets	1,036,294	1,024,424
Reimbursement rights	21,250	24,033
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	85,509
Defined benefit liability (asset), ending balance	105,351	85,509
Plan assets	986,359	977,137
Reimbursement rights	0	0
U.K. | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	977,137	908,406
Interest income on plan assets	14,795	17,255
Business acquisitions (Note 26c)		0
Employer contributions	1,640	14,398
Return on assets excluding interest income	32,252	15,976
Plan participants contributions	92	91
Benefits paid from the plan	(29,936)	(28,793)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,400)	(1,189)
Foreign currency translation adjustment	(8,221)	50,993
Defined benefit liability (asset), ending balance	986,359	977,137
Plan assets	986,359	977,137
Reimbursement rights	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(68,819)
Defined benefit liability (asset), ending balance	(61,324)	(68,819)
Plan assets	12,234	12,766
Reimbursement rights	20,823	22,505
Germany | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	35,271	35,163
Interest income on plan assets	216	204
Business acquisitions (Note 26c)		0
Employer contributions	3,462	2,430
Return on assets excluding interest income	384	46
Plan participants contributions	0	0
Benefits paid from the plan	(1,053)	(1,645)
Benefits paid directly by employer	(2,954)	(2,787)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	(2,269)	1,860
Defined benefit liability (asset), ending balance	33,057	35,271
Plan assets	12,234	12,766
Reimbursement rights	20,823	22,505
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(83,750)
Defined benefit liability (asset), ending balance	(76,345)	(83,750)
Plan assets	661	692
Reimbursement rights	0	0
France | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	692	0
Interest income on plan assets	5	3
Business acquisitions (Note 26c)		664
Employer contributions	2,492	454
Return on assets excluding interest income	7	0
Plan participants contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(2,492)	(454)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	(43)	25
Defined benefit liability (asset), ending balance	661	692
Plan assets	661	692
Reimbursement rights	0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(48,227)
Defined benefit liability (asset), ending balance	(44,692)	(48,227)
Plan assets	37,040	33,829
Reimbursement rights	427	1,528
Other | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	35,357	28,305
Interest income on plan assets	1,507	964
Business acquisitions (Note 26c)		0
Employer contributions	7,649	6,874
Return on assets excluding interest income	1,836	(396)
Plan participants contributions	393	0
Benefits paid from the plan	(3,521)	(2,426)
Benefits paid directly by employer	(2,242)	(1,831)
Administration expenses paid from the plan	(8)	(58)
Foreign currency translation adjustment	(3,504)	3,925
Defined benefit liability (asset), ending balance	37,467	35,357
Plan assets	37,040	33,829
Reimbursement rights	$ 427	$ 1,528